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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                              ----------------
         This Amendment (Check only one.): [_]is a restatement.
                                           [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Plaza Advisors LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number: 28-06227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


/S/ HAL GOLDSTEIN          New York, New York           February 14, 2002
-----------------          ------------------           -----------------
[Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                                       ------

Form 13F Information Table Entry Total:                                  5
                                                                       ------

Form 13F Information Table Value Total:                               $75,425
                                                                      --------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE




                                                          Plaza Advisors LLC
                                                      Form 13F Information Table
                                                           December 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer         Title of  CUSIP      Value     Shrs or    SH/PRN Put/Call   Investment     Other      Voting Authority
                       Class                (x $1000) prn amt                      Discretion     Managers
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Sole Shared None          Sole      Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ENDOREX CORP           COM NEW   29264N307     491      476,758  SH              SOLE                        476,758
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC        COM       45245W109  43,153      928,810  SH              SOLE                        928,810
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC        SUB NT CV 45245WAD1   5,353    5,000,000  SH              SOLE                      5,000,000
                       5.5%05
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTERPRISES INC COM       57383M108     308       81,031  SH              SOLE                         81,031
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNOLOGIES INC  COM      640522108  26,120      713,285  SH              SOLE                        713,285
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  5 DATA RECORDS                    75,425           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
